Related Party Transactions (Details Narrative) - USD ($)										3 Months Ended		12 Months Ended
	Feb. 22, 2024	Jan. 09, 2024	Oct. 26, 2023	Aug. 08, 2023	Jun. 15, 2023	Apr. 30, 2022	Jan. 17, 2022	Jan. 10, 2022	Jan. 01, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Sep. 30, 2023	Jul. 02, 2023	Jan. 05, 2023
Related Party Transaction [Line Items]
Option, shares												118,500	108,404
Stock issued for services			12,500			1,000	4,920
Interest expense										$ 598	$ 88,485	$ 260,520	$ 846,536
Number of shares sold								1,213
Sale of stock, price per share								$ 4.125
Proceeds from sale of stock								$ 5,000
Aggregate fair value			$ 19,000							$ 149,594		$ 159,140	$ 24,420
Exercise price per share												$ 3.194	$ 4.125
Share price per share										$ 1.00		$ 1.00
Stock-based compensation										$ 525,978	$ 50,446	$ 258,574	$ 93,521
2022 Plan [Member]
Related Party Transaction [Line Items]
Option, shares										563,470
Warrant [Member]
Related Party Transaction [Line Items]
Warrants to purchase shares		100,000								577,251		477,251			30,000
Warrant exercisable exercise price		$ 2.00								$ 5.99		$ 6.83			$ 6.00
Exercise price per share												$ 6.88	$ 7.50
Volatility rate										40.00%		54.00%
Call option value										$ 8,861		$ 114,513
Unamortized expenses										$ 6,827
Common Stock [Member]
Related Party Transaction [Line Items]
Stock issued for services										77,094		81,312	5,920
Common Stock [Member] | 2022 Plan [Member]
Related Party Transaction [Line Items]
Option, shares												169,304
Subscription Agreement [Member]
Related Party Transaction [Line Items]
Sale of senior secured promissory notes		$ 400,000
Cash fee		40,000
Legal fees		$ 15,000
Maturity date		Dec. 31, 2024
Interest rate		15.00%
Subscription Agreement [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrants to purchase shares		100,000
Warrant exercisable exercise price		$ 2.00
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Option, shares	75,000
Chief Financial Officer [Member] | 2022 Plan [Member]
Related Party Transaction [Line Items]
Stock-based compensation												$ 23,619	$ 44,280
Chief Financial Officer [Member] | Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount					$ 90,000
Fixed conversion price of note												$ 4.125
Interest expense					$ 6,362
Debt instrument converted into shares of common stock					23,361
Face amount outstanding													90,000	$ 90,000
Chief Financial Officer [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Option, shares	75,000
Exercise price	$ 1.92
Exercisable term	10 years
Chief Financial Officer [Member] | Common Stock [Member] | Call Option [Member]
Related Party Transaction [Line Items]
Share price per share									$ 1.1531
Call option value									$ 66,419
Chief Financial Officer [Member] | Common Stock [Member] | 2022 Plan [Member]
Related Party Transaction [Line Items]
Option, shares				30,000					57,600
Exercisable term				10 years					10 years
Exercise price per share				$ 6.00					$ 4.125
Volatility rate				39.00%					29.00%
Share price per share									$ 4.125
Stock-based compensation												$ 1,952	44,280
Unamortized expenses												2,980
Chief Financial Officer [Member] | Common Stock [Member] | 2022 Plan [Member] | Call Option [Member]
Related Party Transaction [Line Items]
Share price per share				$ 0.1644					$ 1.1531
Call option value				$ 4,932					$ 66,419
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Option, shares	140,000
Chief Executive Officer [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Option, shares	140,000
Exercise price	$ 1.92
Exercisable term	10 years
Director [Member]
Related Party Transaction [Line Items]
Exercise price	$ 1.92
Exercisable term	10 years
Stock issued for services	79,166
Volatility rate	41.00%
Director [Member] | Call Option [Member]
Related Party Transaction [Line Items]
Share price per share	$ 1.1407
Call option value	$ 90,306
Director [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Option, shares				30,000
Exercise price	$ 1.92
Exercisable term	10 years			10 years
Stock issued for services	79,166
Exercise price per share				$ 2.51
Volatility rate				39.00%
Stock-based compensation												9,364
Unamortized expenses												14,291
Director [Member] | Common Stock [Member] | Call Option [Member]
Related Party Transaction [Line Items]
Share price per share				$ 0.7885
Call option value				$ 23,655
Director [Member] | Common Stock [Member] | 2022 Plan [Member]
Related Party Transaction [Line Items]
Option, shares				30,000
Exercisable term				10 years
Exercise price per share				$ 2.51
Volatility rate				39.00%
Stock-based compensation												9,364
Unamortized expenses												$ 14,291
Director [Member] | Common Stock [Member] | 2022 Plan [Member] | Call Option [Member]
Related Party Transaction [Line Items]
Share price per share				$ 0.7885
Call option value				$ 23,655
Chase Innovations Inc [Member] | Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Amount owed to related party										$ 12,500			40,140
MrTom and Mrs Carol Healy [Member] | Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Interest rate																8.00%
Principal amount					$ 25,000											$ 25,000
Fixed conversion price of note																$ 4.125
Interest expense					$ 800
Debt instrument converted into shares of common stock					6,255
Chris Coulter [Member] | Convertible Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount					$ 50,000
Fixed conversion price of note												$ 4.125
Interest expense					$ 7,525
Debt instrument converted into shares of common stock					13,946
Face amount outstanding													$ 50,000